Factor Financing (Details) - USD ($)			9 Months Ended		12 Months Ended
	Mar. 06, 2023	Feb. 22, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Factor Financing [Line Items]
Face value percentage		90.00%
Borrowings		$ 9,000,000	$ 4,000,000
Prime rate			9.25%
Factoring fees			$ 257,578		$ 210,375
Aggregate received amount			6,673,090
Repaid of aggregate amount	$ 325,000		8,034,746
Factor financing amount					1,361,656
Received an aggregate			$ 6,673,090	$ 9,507,007	12,885,071
Received an aggregate amount					11,523,415
Factor financing					$ 1,361,656
HWN [Member]
Factor Financing [Line Items]
Factoring fee percentage			0.45%
Prime rate			1.75%
SVC [Member]
Factor Financing [Line Items]
Factoring fee percentage			0.25%
ADEX [Member]
Factor Financing [Line Items]
Factor agreement, description					Under the factoring agreement, HWN and SVC may borrow up to the lesser of $4,000,000 or an amount equal to the sum of all undisputed purchased receivables multiplied by the advance percentage, less any funds in reserve. HWN and SVC will pay to Bay View Funding a factoring fee upon purchase of receivables by Bay View Funding equal to 0.45% of the gross face value of the purchased receivable for the first 30 day period from the date said purchased receivable is first purchased by Bay View Funding, and a factoring fee of 0.25% per 15 days thereafter until the date said purchased receivable is paid in full or otherwise repurchased by HWN and SVC or otherwise written off by Bay View Funding within the write off period. HWN and SVC will also pay a finance fee to Bay View Funding on the outstanding advances under the agreement at a floating rate per annum equal to the Prime Rate plus 1.75%. The finance rate will increase or decrease monthly, on the first day of each month, by the amount of any increase or decrease in the Prime Rate, but at no time will the finance fee be less than 9.25%.